Schedule of Stock Holders (Details) - Common Stock [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, shares	22,338,888	24,046,001	10,655,833
Loan origination shares for promissory note		250,000	186,832
Exercise of stock options			222,407
Stock based compensation			367,496
Consulting Services Shares			1,422,000
Intellectual property			125,175
Public offering	4,315,787		11,066,258
Shares issued for services		925,000
Shares repurchased from the market		(2,825,617)
Management shares cancelled		(56,496)
Balance, shares	26,654,675	22,338,888	24,046,001
Management shares cancelled		$ (56,496)